N-2 - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001332283
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Enhanced Equity Dividend Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Enhanced Equity Dividend

Trust
’
s (BDJ) (the “Trust”)
primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing in common stocks that pay dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions to its shareholders. The Trust invests, under normal market conditions, at least 80% of its total assets in dividend paying equities and may invest up to 20% of its total assets in equity securities of issuers that do not pay dividends. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.

Risk Factors [Table Text Block]
9.
PRINCIPAL RISKS
In the normal course of business, the Trusts

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Trust to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.

BDJ
’
s, BME’s, BST’s and BUI’s prospectuses provide details of the risks to which each

Trust is subject.
The

Trusts

may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Illiquidity Risk:
 Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Trust may invest in illiquid investments. An illiquid investment is any investment that a

Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Trust may experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Trust’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Trust may lose value, regardless of the
individual results of the securities and other instruments in which a

Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust
’
s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:

The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each

Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each

Trust

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse.
While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default
(including the bankruptcy or insolvency).
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Trust’s portfolio are disclosed in its Schedule of Investments.
As of period end, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Sectors	Trust Name
Energy	BGR, BCX
Financials	BDJ
Health Care	BMEZ, BME
Information Technology	CII, BSTZ, BST
Materials	BCX
Utilities	BUI
Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.
Certain

Trusts

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain

Trusts

invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust
’
s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain

Trusts invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain

Trusts invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trusts
’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in
Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary
	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 8.17	$ 7.69	6.24%	$ 8.32	$ 7.69
Net Asset Value	9.13	8.82	3.51	9.34	8.68

Lowest Price or Bid	$ 7.69
Highest Price or Bid	8.32
Lowest Price or Bid, NAV	8.68
Highest Price or Bid, NAV	9.34
Share Price	8.17	$ 7.69
NAV Per Share	$ 9.13	$ 8.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10.

CAPITAL SHARE TRANSACTIONS
Each

Trust is authorized to issue an unlimited number of shares, with the exception of CII, all of which were initially classified as Common Shares. CII is authorized to issue
200 million Common Shares. The par value for each Trust’s Common Shares is $0.001, except for CII, which is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
BDJ, BME, BST and BUI have each filed a prospectus with the SEC allowing them to issue an additional 40,000,000, 4,000,000, 18,000,000 and 8,000,000 Common Shares,
respectively, through an equity Shelf Offering.
Under the Shelf Offerings, BDJ, BME, BST and BUI, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 40,000,000, 3,332,695, 15,661,664 and 7,658,406 Common Shares, respectively, remain available for issuance under the Shelf Offerings. During the period ended
June 30, 2024, BDJ, BME, BST and BUI issued 0, 0, 236,917 and 0 shares, respectively, under the Trust
’
s respective current Shelf Offering and the Trust
’
s prior Shelf Offering.
See Additional Information — Shelf Offering Program for additional information.
Initial costs incurred by each of BDJ, BME, BST and BUI in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and
Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the
Shelf Offering period will be charged to expense.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of shares issued through the Shelf Offering:

	Six Months Ended	Year Ended
Trust Name	06/30/24	12/31/23
BME	—	71,333
BST	236,917	1,266,090
BUI	—	167,658
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
Trust Name	06/30/24	12/31/23
CII	—	14,818
BDJ	—	78,103
BME	—	12,112
BST	43,442	173,563
BUI	398	31,913
The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Trust may repurchase up to 5% of its outstanding common shares under the
Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trusts will purchase shares
in
any
particular amounts. For the six
months ended June 30, 2024, the Trusts did not repurchase any shares.
The total cost of the shares repurchased is reflected in the Trusts’ Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	BGR
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	587,768	7,413,692

	BDJ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	359,086	2,735,878

	BOE
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	1,214,010	11,889,663

	BGY
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	2,473,793	13,143,239

	BMEZ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	3,082,831	47,918,763

	BIGZ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	5,247,265	37,872,639

	BCX
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	3,155,189	29,812,008

	BSTZ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ 27,332
Year Ended December 31, 2023	2,006,073	34,325,597
On May 3, 2024, the Board approved each Trust’s adoption of a one-year discount management program (the “Program”) that is comprised of four 3-month measurement periods, expiring with the measurement period ending March 31, 2025, unless continued by the Board. Under the Program, each Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. The
Board approved each Trust (excluding BST and BUI) offering to repurchase 2.5% of its outstanding common shares for the first measurement period, which began on April 1,
2024 and ended on June 30, 2024, as the discount trigger was met for each Trust other than BST and BUI. The results of the second, third and fourth measurement periods, and any action approved by the Board as a result, will be announced promptly after the end of each applicable measurement period. There is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in any particular tender offer that is executed and there can be no assurances as to the effect that the Program will have on the market for a Trust’s shares or the discount at which a Trust’s shares may trade relative to its NAV.
As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Trust, owned 5,000 Shares of BIGZ.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk:
 Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Trust may invest in illiquid investments. An illiquid investment is any investment that a

Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Trust may experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Trust’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Trust may lose value, regardless of the
individual results of the securities and other instruments in which a

Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust
’
s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk:

The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each

Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each

Trust

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse.
While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default
(including the bankruptcy or insolvency).

Geographic/Asset Class Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Trust’s portfolio are disclosed in its Schedule of Investments.
As of period end, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Sectors	Trust Name
Energy	BGR, BCX
Financials	BDJ
Health Care	BMEZ, BME
Information Technology	CII, BSTZ, BST
Materials	BCX
Utilities	BUI
Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.
Certain

Trusts

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain

Trusts

invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust
’
s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain

Trusts invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain

Trusts invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trusts
’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in
Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
BDJ, BME, BST and BUI have each filed a prospectus with the SEC allowing them to issue an additional 40,000,000, 4,000,000, 18,000,000 and 8,000,000 Common Shares,
respectively, through an equity Shelf Offering.

Outstanding Security, Authorized [Shares]	40,000,000
Outstanding Security, Held [Shares]	186,135,109